SIGNIFICANT AND OTHER TRANSACTIONS WITH RELATED PARTIES (Details narrative) - USD ($)							1 Months Ended					3 Months Ended	6 Months Ended			8 Months Ended	11 Months Ended	12 Months Ended		14 Months Ended
	Feb. 05, 2022	Jan. 15, 2021	Dec. 15, 2020	Jul. 02, 2020	Jun. 01, 2020	Jan. 01, 2020	Feb. 09, 2021	Jan. 28, 2021	Mar. 18, 2020	Nov. 04, 2019	May 31, 2019	Mar. 31, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	May 31, 2020	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Aug. 15, 2021	Dec. 31, 2021	Oct. 04, 2019
Special bonus compensation													$ 1,560,000
Account receivable-related parties												$ 119,210	119,210	$ 0				$ 0			$ 3,124,581
Sales and use tax													326,000
Selling and transactional costs													1,300,000
Amount paid to consultant													$ 1,075,000.000
Warrant issued to common stock												21,714,023	21,714,023	22,564,255				22,564,255
Reduction in value, related to the Ethereum												$ 96,820
Accounts receivable related party													$ 119,210
Accrued expenses												326,378	326,378
Received cash												2,908,551	2,908,551
Selling and transactional costs												$ 156,485,200,000	156,485,200,000
Option granted																		32,629,376
Exercise price			$ 1.155											$ 1.90				$ 1.90	$ 1.20
Period for recognition																		3 years 9 months 25 days
Stock exercised													$ 11,344		$ 0
Warrant [Member]
Common Stock Shares issued												801,486	801,486
Ronald P. Erickson [Member]
Warrant issued to common stock			2,000,000							1,200,000		1,000,000	1,000,000	2,000,000				2,000,000	1,770			1,000,000
Option granted							500,000
Restricted common stock issued, value						$ 190,000												$ 1,811,691	$ 75,000
Restricted common stock issued						100,000
Exercise price			$ 1.53			$ 1.90	$ 0.80	$ 0.25		$ 1.10		$ 2.09	$ 2.09	$ 1.53				$ 1.53	$ 1.95			$ 3.03
Period for recognition													3 years 9 months 18 days
Salary per month					$ 10,000
Description of particle issued a stock option				Particle issued a stock option grant for 1,500,000 shares at $0.10 per share to Ronald P. Erickson. The stock option grant vests (i) 33.3% upon issuance; (ii) 33.3% after the first sale; and (iii) 33.4% after one million in sales are achieved
Accrued Compensation												256,702	256,702	421,599				421,599
Annual Salary													$ 75,000	$ 300,000		$ 195,000	$ 215,000		$ 260,000	$ 120,000
Accrued compensation, travel and interest																		$ 421,599	597,177
Salaries														272,500				272,500
Term period			5 years
Accounts payable and accrued liabilities														421,599				421,599	597,177
Ronald P. Erickson [Member] | Tranche One [Member]
Sales achieved upto							$ 50,000,000
Ronald P. Erickson [Member] | Tranche Two [Member]
Sales achieved upto							$ 200,000,000
Ronald P. Erickson [Member] | Stock Option 2
Option granted			1,865,675
Exercise price			$ 1.53
Term period			5 years
Ronald P. Erickson [Member] | Stock Option 1
Option granted			1,865,675
Exercise price			$ 1.53
Term period			5 years
Phillip A. Bosua [Member]
Warrant issued to common stock												1,300,000	1,300,000
Option granted							500,000
Restricted common stock issued, value						$ 285,000
Restricted common stock issued						150,000
Exercise price			$ 1.53			$ 1.90	$ 0.80			$ 1.10		$ 2.09	$ 2.09									$ 3.03
Period for recognition													5 years
Cancelled a stock option grant																						1,000,000
Stock option grant										1,200,000
Salary per month					$ 10,000
Description of particle issued a stock option				Particle issued a stock option grant for 1,500,000 shares at $0.10 per share to Philip A. Bosua. The stock option grant vests (i) 33.3% upon issuance; (ii) 33.3% after the first sale; and (iii) 33.4% after one million in sales are achieved
Bonus																		250,000
Accrued liabilities related party														250,000				250,000
Annual Salary														350,000				240,000	$ 260,000	$ 120,000
Phillip A. Bosua [Member] | Tranche One [Member]
Sales achieved upto							$ 50,000,000
Phillip A. Bosua [Member] | Tranche Two [Member]
Sales achieved upto							$ 200,000,000
Phillip A. Bosua [Member] | Stock Option 2
Option granted			2,132,200
Exercise price			$ 1.53
Term period			5 years
Phillip A. Bosua [Member] | Stock Option 1
Option granted			2,132,195
Exercise price			$ 1.53
Term period			5 years
Clayton Struve Warrant [Member]
Exercise price								$ 0.25
Accrued Interest												$ 82,801	$ 82,801	79,062				79,062
Convertible promissory notes												$ 1,071,000	$ 1,071,000	$ 1,071,000				$ 1,071,000
Stock exercised								$ 889,880
Directors [Member]
Warrant issued to common stock			2,000,000											269,510				269,510
Restricted common stock issued, value						$ 228,000												$ 735,745
Restricted common stock issued						120,000
Exercise price		$ 2.00				$ 1.90								$ 1.918				$ 1.918
Common Stock Shares issued		30,000
Three Director [Member]
Exercise price		$ 2.00
Common Stock Shares issued	30,000
Common Stock Shares issued excercised price	$ 1.70
Number of warrants issued		20,000
Three Director [Member] | Warrant [Member]
Shrare issued warrant to purchased	20,000
Warrants expiration period	Jan. 05, 2027
Shrare issued warrant to purchased price	$ 1.70
Two Directors [Member]
Exercise price										$ 1.10
Number of warrants issued										105,000
Mr. Struve [Member]
Common shares issued									1,080,000
Invested in debt											$ 1,000,000
Conversion of common stock in debt									$ 1,000,000